Eaton Vance

Global Macro Absolute Return Fund

January 31, 2022 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2022, the value of the Fund’s investment in the Portfolio was $2,368,503,321 and the Fund owned 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2022

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 1.9%

Security	Principal Amount	Value
CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600,000	$3,681,324
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 2.958%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000,000	9,021,020
Series 2018-GT2, Class A, 2.758%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064,000	8,083,885
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	24,962,444	24,641,028

Total Asset-Backed Securities (identified cost $45,256,303)		$45,427,257

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$2,552	$2,617
Series 1548, Class Z, 7.00%, 7/15/23	7,592	7,792
Series 1650, Class K, 6.50%, 1/15/24	70,084	72,121
Series 1817, Class Z, 6.50%, 2/15/26	13,887	14,561
Series 1927, Class ZA, 6.50%, 1/15/27	64,643	68,138
Series 2344, Class ZD, 6.50%, 8/15/31	229,262	249,105
Series 2458, Class ZB, 7.00%, 6/15/32	454,469	502,164
Interest Only:(4)
Series 4791, Class JI, 4.00%, 5/15/48	5,573,003	751,384

		$1,667,882

Federal National Mortgage Association:
Series G92-60, Class Z, 7.00%, 10/25/22	$6,372	$6,441
Series G93-1, Class K, 6.675%, 1/25/23	11,326	11,528
Series G94-7, Class PJ, 7.50%, 5/17/24	54,607	56,424
Series 1992-180, Class F, 1.258%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	17,320	17,363
Series 1993-16, Class Z, 7.50%, 2/25/23	20,658	21,241
Series 1993-79, Class PL, 7.00%, 6/25/23	15,727	16,121
Series 1993-104, Class ZB, 6.50%, 7/25/23	7,493	7,769
Series 1993-121, Class Z, 7.00%, 7/25/23	122,863	127,966
Series 1993-141, Class Z, 7.00%, 8/25/23	26,025	26,715
Series 1994-42, Class ZQ, 7.00%, 4/25/24	228,096	240,368
Series 1994-79, Class Z, 7.00%, 4/25/24	38,126	40,211
Series 1994-89, Class ZQ, 8.00%, 7/25/24	49,733	53,756
Series 1996-35, Class Z, 7.00%, 7/25/26	18,708	19,749
Series 1998-16, Class H, 7.00%, 4/18/28	96,335	105,996
Series 1998-44, Class ZA, 6.50%, 7/20/28	153,856	167,991
Series 1999-25, Class Z, 6.00%, 6/25/29	161,467	171,933
Series 2000-2, Class ZE, 7.50%, 2/25/30	38,430	41,806
Series 2000-49, Class A, 8.00%, 3/18/27	98,616	108,880

Security	Principal Amount	Value
Series 2001-31, Class ZA, 6.00%, 7/25/31	$1,233,391	$1,314,109
Series 2001-74, Class QE, 6.00%, 12/25/31	334,996	369,789
Series 2009-48, Class WA, 5.835%, 7/25/39(3)	1,796,363	1,955,054
Series 2011-38, Class SA, 13.177%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	877,815	1,992,024
Interest Only:(4)
Series 424, Class C8, 3.50%, 2/25/48	6,983,348	1,019,051
Series 2018-21, Class IO, 3.00%, 4/25/48	5,787,300	778,658
Series 2018-58, Class BI, 4.00%, 8/25/48	957,817	134,093

		$8,805,036

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	$12,028	$12,513

		$12,513

Total Collateralized Mortgage Obligations (identified cost $22,528,643)		$10,485,431

U.S. Government Agency Mortgage-Backed Securities — 2.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.372%, (1 yr. CMT + 2.31%), with maturity at 2036(6)	$653,495	$682,842
2.764%, (COF + 1.25%), with maturity at 2035(6)	631,231	648,273
2.875%, (COF + 2.39%), with maturity at 2023(6)	3,984	4,009
4.005%, (COF + 1.25%), with maturity at 2029(6)	7,349	7,790
4.388%, (COF + 1.25%), with maturity at 2030(6)	154,939	165,162
4.50%, with maturity at 2035	140,565	150,371
6.00%, with various maturities to 2035	3,667,795	4,110,157
6.50%, with various maturities to 2032	4,128,329	4,672,908
6.60%, with maturity at 2030	410,722	457,707
7.00%, with various maturities to 2036	5,396,679	6,092,424
7.31%, with maturity at 2026	7,323	7,764
7.50%, with various maturities to 2035	2,067,492	2,284,390
7.95%, with maturity at 2022	3,186	3,216
8.00%, with various maturities to 2030	449,662	479,798
8.50%, with maturity at 2025	8,814	9,645
9.00%, with various maturities to 2027	27,685	29,573
9.50%, with maturity at 2027	19,125	21,069

		$19,827,098

Federal National Mortgage Association:
1.473%, (COF + 1.25%), with maturity at 2027(6)	$30,623	$31,012
1.475%, (COF + 1.25%), with various maturities to 2033(6)	832,141	844,781
1.618%, (COF + 1.40%), with maturity at 2025(6)	174,399	176,052
1.818%, (COF + 1.60%), with maturity at 2024(6)	63,386	64,030
2.275%, (1 yr. CMT + 2.15%), with maturity at 2028(6)	72,361	73,954
3.286%, (COF + 1.25%), with maturity at 2034(6)	242,825	254,988
3.338%, (COF + 1.25%), with maturity at 2035(6)	688,946	710,485
4.046%, (COF + 1.77%), with maturity at 2035(6)	1,080,740	1,155,147
6.00%, with various maturities to 2035	12,094,793	13,638,725
6.329%, (COF + 2.00%, Floor 6.329%), with maturity at 2032(6)	250,078	278,982
6.50%, with various maturities to 2038	4,713,689	5,263,913

Security	Principal Amount	Value
7.00%, with various maturities to 2035	$7,915,087	$9,019,067
7.50%, with various maturities to 2027	19,547	20,431
7.725%, (1 yr. CMT + 2.22%), with maturity at 2025(6)	8,835	9,379
8.00%, with maturity at 2026	826	856
8.50%, with various maturities to 2037	976,003	1,116,945
9.00%, with various maturities to 2032	91,855	100,745
9.50%, with various maturities to 2031	28,159	30,343
10.50%, with maturity at 2029	21,177	24,397
11.50%, with maturity at 2031	88,474	104,230

		$32,918,462

Government National Mortgage Association:
2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(6)	$62,972	$63,430
6.50%, with various maturities to 2032	191,814	212,929
7.00%, with various maturities to 2031	359,741	396,859
7.50%, with various maturities to 2028	45,431	48,929
8.00%, with maturity at 2023	11,662	12,005
9.00%, with maturity at 2025	3,874	4,101

		$738,253

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $50,914,237)		$53,483,813

U.S. Government Guaranteed Small Business Administration Loans(7)(8) — 0.7%

Security	Principal Amount (000’s omitted)	Value
1.11%, 9/15/42	$1,598	$62,228
1.66%, 8/15/42 to 4/15/43	6,956	400,315
1.91%, 8/15/42 to 2/15/43	11,895	796,669
1.93%, 3/15/41 to 5/15/42	2,029	140,269
1.96%, 9/15/42	2,798	183,110
2.11%, 8/15/42 to 9/15/42	5,840	435,884
2.16%, 2/15/42 to 4/15/43	12,500	963,751
2.28%, 3/15/43	2,679	244,368
2.36%, 9/15/42	1,889	159,633
2.38%, 2/15/41	632	48,424
2.39%, 7/15/39	956	69,488
2.41%, 7/15/42 to 4/15/43	19,271	1,692,663
2.46%, 3/15/28 to 4/15/43	3,821	308,110
2.53%, 6/15/36	803	62,784
2.61%, 9/15/42	2,809	271,561
2.66%, 4/15/43	5,632	556,032
2.71%, 8/15/27 to 9/15/42	7,987	754,936
2.76%, 10/4/23 to 8/25/42(9)	11,607	985,779
2.91%, 10/15/42 to 4/15/43	10,992	1,219,659
2.93%, 4/15/42	918	110,495
2.96%, 7/15/27 to 2/15/43	6,870	552,048
3.16%, 9/15/42 to 4/15/43	4,644	609,267
3.21%, 6/15/27 to 3/15/43	7,223	791,357

Security	Principal Amount (000’s omitted)		Value
3.34%, 12/28/26 to 8/17/42(9)		$22,719	$1,675,625
3.41%, 3/15/43 to 4/15/43		7,498	937,265
3.46%, 3/15/27 to 9/15/42		4,350	491,294
3.66%, 1/15/43 to 6/15/43		6,192	910,668
3.69%, 3/15/43		1,298	211,021
3.71%, 3/15/28 to 10/15/42		9,021	897,819
3.78%, 5/15/27 to 9/15/42		3,862	498,851

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,787,562)			$17,041,373

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.1%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,218,925

Total Bermuda			$3,218,925

India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$2,828,688

Total India			$2,828,688

Total Convertible Bonds (identified cost $6,309,362)			$6,047,613

Foreign Corporate Bonds — 7.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.5%
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(10)	USD	914	$887,764
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(11)	USD	9,379	7,829,542
4.00% to 1/1/23, 2/12/26(10)(11)	USD	1,523	1,271,779
6.95%, 7/21/27(10)	USD	992	652,091
8.50%, 7/28/25(10)	USD	528	403,920

Total Argentina			$11,045,096

Armenia — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	6,432	$6,287,280

Total Armenia			$6,287,280

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(10)	USD	2,019	$2,049,285

Total Belarus			$2,049,285

Brazil — 1.2%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(10)	USD	2,110	$2,114,663
Braskem America Finance Co., 7.125%, 7/22/41(10)	USD	1,279	1,541,873
Braskem Netherlands Finance BV, 5.875%, 1/31/50(10)	USD	3,939	4,298,473
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	1,130	1,057,053

Security	Principal Amount (000’s omitted)		Value
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	$3,608,505
Natura Cosmeticos S.A., 4.125%, 5/3/28(10)	USD	5,113	4,985,175
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(10)	USD	1,366	1,352,225
Oi Movel S.A., 8.75%, 7/30/26(10)	USD	5,901	5,982,139
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	488,860
Vale S.A., 2.762%(12)(13)	BRL	42,422	4,025,063

Total Brazil			$29,454,029

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(10)	EUR	4,582	$5,096,551

Total Bulgaria			$5,096,551

China — 0.3%
KWG Group Holdings, Ltd., 7.875%, 9/1/23(10)	USD	1,571	$997,585
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)	USD	2,400	1,116,000
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)	USD	1,200	741,000
8.35%, 4/19/23(10)	USD	2,200	1,408,000
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)	USD	3,999	1,971,507
6.75%, 7/16/23(10)	USD	2,966	1,534,905

Total China			$7,768,997

Georgia — 0.5%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$6,844,835
Silknet JSC:
8.375%, 1/31/27(10)	USD	2,125	2,148,906
11.00%, 4/2/24(10)	USD	2,470	2,621,621

Total Georgia			$11,615,362

Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	2,945	$2,998,584

Total Honduras			$2,998,584

Iceland — 0.8%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$8,089,157
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,967,287
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,443,936
WOW Air HF:
0.00%(12)(14)(15)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(14)(15)	EUR	3,600	0

Total Iceland			$19,500,380

India — 1.2%
Indian Railway Finance Corp., Ltd.:
2.80%, 2/10/31(10)	USD	15,006	$14,177,365
3.57%, 1/21/32(10)	USD	8,481	8,474,215
JSW Infrastructure, Ltd., 4.95%, 1/21/29(10)	USD	3,677	3,655,714
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,358,757
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(15)	USD	1,800	148,500

Total India			$27,814,551

Security	Principal Amount (000’s omitted)		Value
Indonesia — 0.2%
Alam Sutera Realty Tbk PT:
6.00%, (6.00% cash or 6.25% PIK), 5/2/24(16)	USD	1,675	$1,426,171
6.25%, (6.25% cash or 6.50% PIK), 11/2/25(10)(16)	USD	5,025	3,893,018

Total Indonesia			$5,319,189

Mexico — 0.3%
Alpha Capital, S.A.S. (Debtor-In-Possession Note), 10.00%, 2/5/22(1)(16)	USD	177	$168,284
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(15)	USD	3,890	461,938
10.00%, 12/19/22(10)(15)	USD	1,849	238,077
Braskem Idesa SAPI, 6.99%, 2/20/32(10)	USD	3,000	2,981,895
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(10)	USD	781	756,551
Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	3,180,298

Total Mexico			$7,787,043

Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$5,928,850

Total Moldova			$5,928,850

Nigeria — 0.2%
IHS Holding, Ltd., 5.625%, 11/29/26(10)	USD	1,740	$1,759,793
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(10)	USD	3,306	3,310,132

Total Nigeria			$5,069,925

Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$4,370,803

Total Paraguay			$4,370,803

Peru — 0.0%(17)
PetroTal Corp., 12.00%, 2/16/24(1)(10)	USD	900	$945,000

Total Peru			$945,000

Russia — 0.2%
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(10)(12)(18)	USD	3,969	$3,625,682

Total Russia			$3,625,682

South Africa — 0.2%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(10)(16)	USD	4,601	$4,750,837

Total South Africa			$4,750,837

Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,390	$4,326,521

Total Turkey			$4,326,521

United Arab Emirates — 0.1%
NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(10)(12)(18)	USD	1,765	$1,724,114

Total United Arab Emirates			$1,724,114

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(10)	UZS	101,000,000	$9,360,265

Total Uzbekistan			$9,360,265

Total Foreign Corporate Bonds (identified cost $187,499,768)			$176,838,344

Loan Participation Notes — 2.1%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(10)(14)(19)	UZS	293,470,000	$26,548,610
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(10)(14)(19)	UZS	248,781,000	22,647,170

Total Uzbekistan			$49,195,780

Total Loan Participation Notes (identified cost $53,601,808)			$49,195,780

Senior Floating-Rate Loans — 0.2%(20)
Borrower/Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(17)
Desa, LLC, Term Loan, 0.188%, 6/30/24(14)(21)		$843	$605,970

Total Argentina			$605,970

Mexico — 0.2%
Petroleos Mexicanos, Term Loan, 6/28/24(22)		$5,251	$5,067,215

Total Mexico			$5,067,215

Total Senior Floating-Rate Loans (identified cost $5,791,091)			$5,673,185

Sovereign Government Bonds — 43.8%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.3%
Albania Government International Bond, 3.50%, 11/23/31(10)	EUR	6,920	$7,641,981

Total Albania			$7,641,981

Argentina — 0.6%
Republic of Argentina:
0.50% to 7/9/23, 7/9/30(11)	USD	1,800	$566,425
2.50% to 7/9/22, 7/9/41(11)	USD	38,901	13,961,338

Total Argentina			$14,527,763

Security	Principal Amount (000’s omitted)		Value
Bahrain — 0.6%
Kingdom of Bahrain:
5.45%, 9/16/32(10)	USD	10,100	$9,557,024
6.00%, 9/19/44(10)	USD	4,528	3,958,975
7.50%, 9/20/47(10)	USD	440	429,293

Total Bahrain			$13,945,292

Barbados — 1.2%
Government of Barbados, 6.50%, 10/1/29(10)	USD	28,151	$28,361,830

Total Barbados			$28,361,830

Belarus — 0.5%
Republic of Belarus:
5.875%, 2/24/26(10)	USD	7,310	$6,139,157
6.875%, 2/28/23(10)	USD	6,700	6,370,159

Total Belarus			$12,509,316

Benin — 0.5%
Benin Government International Bond, 6.875%, 1/19/52(10)	EUR	11,330	$12,422,618

Total Benin			$12,422,618

Costa Rica — 0.1%
Costa Rica Government International Bond, 9.66%, 9/30/26(10)	CRC	684,200	$1,249,313

Total Costa Rica			$1,249,313

Croatia — 1.0%
Croatia Government International Bond, 1.75%, 3/4/41(10)	EUR	21,902	$24,255,300

Total Croatia			$24,255,300

Dominican Republic — 0.5%
Dominican Republic:
6.40%, 6/5/49(10)	USD	5,641	$5,648,898
6.85%, 1/27/45(10)	USD	5,266	5,544,571
8.00%, 1/15/27(10)	DOP	25,350	413,931

Total Dominican Republic			$11,607,400

Ecuador — 0.1%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(10)(11)	USD	2,839	$1,433,572

Total Ecuador			$1,433,572

Egypt — 6.0%
Arab Republic of Egypt:
5.875%, 2/16/31(10)	USD	2,150	$1,822,727
6.375%, 4/11/31(10)	EUR	23,126	22,906,487
6.588%, 2/21/28(10)	USD	5,322	5,027,677
7.053%, 1/15/32(10)	USD	2,618	2,313,422
7.30%, 9/30/33(10)	USD	2,622	2,296,473
7.60%, 3/1/29(10)	USD	3,279	3,167,862
8.70%, 3/1/49(10)	USD	6,947	5,906,201
Egypt Government Bond:
14.06%, 1/12/26	EGP	391,915	24,762,693
14.483%, 4/6/26	EGP	779,460	49,819,037
14.556%, 10/13/27	EGP	292,422	18,719,027
14.563%, 7/6/26	EGP	98,940	6,332,316

Total Egypt			$143,073,922

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.9%
Honduras Government International Bond:
5.625%, 6/24/30(10)	USD	11,983	$11,743,340
6.25%, 1/19/27(10)	USD	1,496	1,499,755
7.50%, 3/15/24(10)	USD	8,069	8,250,633

Total Honduras			$21,493,728

Iceland — 2.0%
Republic of Iceland:
5.00%, 11/15/28	ISK	923,062	$7,433,888
6.50%, 1/24/31	ISK	4,610,985	41,213,119

Total Iceland			$48,647,007

India — 0.2%
Export-Import Bank of India:
2.25%, 1/13/31(10)	USD	2,400	$2,183,590
3.25%, 1/15/30(10)	USD	2,980	2,964,564

Total India			$5,148,154

Indonesia — 2.0%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	275,317,000	$19,181,451
7.00%, 9/15/30	IDR	143,945,000	10,298,944
7.50%, 6/15/35	IDR	236,734,000	17,316,379
7.50%, 4/15/40	IDR	3,906,000	285,984

Total Indonesia			$47,082,758

Ivory Coast — 1.0%
Ivory Coast Government International Bond:
4.875%, 1/30/32(10)	EUR	3,666	$3,876,891
5.25%, 3/22/30(10)	EUR	10,453	11,782,297
6.625%, 3/22/48(10)	EUR	5,615	6,033,263
6.875%, 10/17/40(10)	EUR	1,048	1,190,092

Total Ivory Coast			$22,882,543

Lebanon — 0.3%
Lebanese Republic:
6.25%, 11/4/24(10)(15)	USD	7,663	$831,895
6.25%, 6/12/25(10)(15)	USD	2,947	323,492
6.40%, 5/26/23(15)	USD	7,625	833,717
6.65%, 4/22/24(10)(15)	USD	7,602	830,519
6.65%, 11/3/28(10)(15)	USD	3,522	384,180
6.65%, 2/26/30(10)(15)	USD	453	51,359
6.75%, 11/29/27(10)(15)	USD	194	21,419
6.85%, 5/25/29(15)	USD	8,628	937,432
7.00%, 12/3/24(15)	USD	3,446	374,821
7.00%, 3/20/28(10)(15)	USD	5,136	525,490
7.05%, 11/2/35(10)(15)	USD	1,463	159,735
7.15%, 11/20/31(10)(15)	USD	4,621	472,035
8.20%, 5/17/33(15)	USD	1,595	162,036
8.25%, 4/12/21(10)(15)	USD	1,000	113,750
8.25%, 5/17/34(15)	USD	1,326	135,220

Total Lebanon			$6,157,100

Security	Principal Amount (000’s omitted)		Value
Malaysia — 1.9%
Malaysia Government Bond:
3.726%, 3/31/26	MYR	80,580	$19,582,272
3.955%, 9/15/25	MYR	99,820	24,565,036

Total Malaysia			$44,147,308

New Zealand — 1.1%
New Zealand Government Bond:
2.75%, 5/15/51	NZD	21,580	$13,604,466
3.00%, 9/20/30(10)(23)	NZD	16,156	12,825,336

Total New Zealand			$26,429,802

Pakistan — 0.1%
Islamic Republic of Pakistan, 8.875%, 4/8/51(10)	USD	2,482	$2,318,635

Total Pakistan			$2,318,635

Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,524,000	$33,168,055

Total Philippines			$33,168,055

Romania — 0.9%
Romania Government International Bond:
2.625%, 12/2/40(10)	EUR	894	$837,399
2.75%, 4/14/41(10)	EUR	1,699	1,600,522
3.375%, 1/28/50(10)	EUR	6,177	6,061,977
4.625%, 4/3/49(10)	EUR	11,803	13,963,200

Total Romania			$22,463,098

Serbia — 2.9%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,239,040	$12,575,113
5.875%, 2/8/28	RSD	5,251,760	56,567,369

Total Serbia			$69,142,482

South Africa — 3.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	995,881	$71,697,591

Total South Africa			$71,697,591

South Korea — 1.1%
Korea Treasury Bond, 1.50%, 12/10/30	KRW	35,000,000	$26,499,902

Total South Korea			$26,499,902

Suriname — 1.4%
Republic of Suriname:
9.25%, 10/26/26(10)(15)	USD	42,708	$32,639,589
12.875%, 12/30/23(10)(15)	USD	1,385	1,059,525

Total Suriname			$33,699,114

Thailand — 3.4%
Thailand Government Bond:
1.25%, 3/12/28(10)(23)	THB	2,531,844	$76,272,275
2.875%, 6/17/46	THB	112,400	3,305,526

Total Thailand			$79,577,801

Security	Principal Amount (000’s omitted)		Value
Ukraine — 7.3%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(10)(24)	USD	11,542	$8,760,955
10.00%, 8/23/23	UAH	39,841	1,312,382
11.67%, 11/22/23	UAH	693,998	23,111,734
15.84%, 2/26/25	UAH	4,020,752	141,028,578

Total Ukraine			$174,213,649

United Arab Emirates — 0.7%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	19,846	$16,925,423

Total United Arab Emirates			$16,925,423

Uzbekistan — 0.1%
Republic of Uzbekistan, 14.50%, 11/25/23(10)	UZS	16,470,000	$1,567,452

Total Uzbekistan			$1,567,452

Zambia — 0.7%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	240,690	$10,005,968
11.00%, 9/20/26	ZMW	14,610	573,772
11.00%, 12/27/26	ZMW	31,200	1,196,393
12.00%, 3/22/28	ZMW	26,190	953,757
12.00%, 5/31/28	ZMW	8,430	302,701
13.00%, 1/25/31	ZMW	21,610	720,845
13.00%, 6/28/31	ZMW	20,170	662,243
13.00%, 9/20/31	ZMW	36,470	1,188,996
13.00%, 12/27/31	ZMW	27,000	872,335
14.00%, 12/5/31	ZMW	4,600	157,860
15.00%, 2/16/27	ZMW	15,100	668,545

Total Zambia			$17,303,415

Total Sovereign Government Bonds (identified cost $1,098,349,985)			$1,041,593,324

Sovereign Loans — 4.3%

Borrower	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$2,959,373

Total Ivory Coast			$2,959,373

Kenya — 0.6%
Government of Kenya:
Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	12,191	$12,442,270
Term Loan, 6.87%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,742	1,778,795

Total Kenya			$14,221,065

Macedonia — 0.1%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(25)	EUR	2,200	$2,469,129

Total Macedonia			$2,469,129

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.7%
Bank of Industry Limited, Term Loan, 6.198%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(25)	USD	15,271	$15,500,341

Total Nigeria			$15,500,341

Tanzania — 2.8%
Government of the United Republic of Tanzania:
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	USD	8,449	$8,587,914
Term Loan, 6.454%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	58,498,299

Total Tanzania			$67,086,213

Total Sovereign Loans (identified cost $101,891,839)			$102,236,121

Common Stocks — 2.9%

Security	Shares		Value
Brazil — 0.4%
Pagseguro Digital, Ltd., Class A(26)		43,700	$988,494
Petroleo Brasileiro S.A. ADR		386,200	5,155,770
StoneCo, Ltd., Class A(26)		60,400	941,032
XP, Inc., Class A(26)		53,300	1,775,423

Total Brazil			$8,860,719

Bulgaria — 0.3%
Eurohold Bulgaria AD(26)		5,313,401	$7,103,129

Total Bulgaria			$7,103,129

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(26)		4,401,002	$5,299,817

Total Cyprus			$5,299,817

Egypt — 0.1%
Taaleem Management Services Co. SAE(26)		9,039,600	$2,678,104

Total Egypt			$2,678,104

Greece — 0.5%
Alpha Services and Holdings S.A.(26)		644,100	$974,748
Eurobank Ergasias Services and Holdings S.A.(26)		1,087,400	1,229,852
Hellenic Telecommunications Organization S.A.		112,400	2,184,757
JUMBO S.A.		71,500	1,063,510
Motor Oil (Hellas) Corinth Refineries S.A.		38,600	618,155
Mytilineos S.A.		50,500	863,883
National Bank of Greece S.A.(26)		226,500	891,468
OPAP S.A.		77,900	1,157,046
Piraeus Financial Holdings S.A.(26)		938,200	1,578,765
Public Power Corp. S.A.(26)		65,900	641,484
Titan Cement International S.A.(26)		3,203	50,112

Total Greece			$11,253,780

Iceland — 0.3%
Arion Banki HF(1)		1,520,353	$2,147,787
Eik Fasteignafelag HF(26)		4,818,922	482,261

Security	Shares	Value
Eimskipafelag Islands HF	345,209	$1,366,113
Hagar HF	1,391,259	757,808
Islandsbanki HF(26)	1,010,006	974,234
Reginn HF(26)	1,908,490	487,451
Reitir Fasteignafelag HF	1,336,331	917,041
Siminn HF	7,290,288	693,840

Total Iceland		$7,826,535

Indonesia — 0.3%
Allo Bank Indonesia Tbk PT(26)	346,000	$134,421
Astra International Tbk PT	963,500	368,757
Bank Central Asia Tbk PT	2,864,100	1,523,406
Bank Jago Tbk PT(26)	279,300	319,310
Bank Mandiri Persero Tbk PT	1,021,800	535,432
Bank Negara Indonesia Persero Tbk PT	423,700	217,462
Bank Rakyat Indonesia Persero Tbk PT	3,486,600	992,410
Bayan Resources Tbk PT	49,900	127,877
Chandra Asri Petrochemical Tbk PT	381,600	234,691
Charoen Pokphand Indonesia Tbk PT	389,000	170,928
Elang Mahkota Teknologi Tbk PT(26)	1,163,600	145,901
Merdeka Copper Gold Tbk PT(26)	550,900	140,834
Telkom Indonesia Persero Tbk PT	2,432,100	712,302
Unilever Indonesia Tbk PT	662,300	186,273
United Tractors Tbk PT	84,500	136,623

Total Indonesia		$5,946,627

Japan — 0.1%
Mizuho Financial Group, Inc.	52,500	$711,165
SBI Holdings, Inc.	8,800	227,003
Sumitomo Mitsui Financial Group, Inc.	19,500	702,409
Tokio Marine Holdings, Inc.	11,900	710,116

Total Japan		$2,350,693

United Arab Emirates — 0.2%
Al Yah Satellite Communications Co-Pjsc-Yah Sat(26)	5,278,406	$3,874,688

Total United Arab Emirates		$3,874,688

United Kingdom — 0.0%(17)
Tesnik Cuatro, Ltd.(14)	409,000	$280,042

Total United Kingdom		$280,042

Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	137,251	$540,114
Binh Minh Plastics JSC	24,120	65,637
Coteccons Construction JSC	58,400	258,171
FPT Corp.	252,901	1,069,274
Hoa Phat Group JSC	365,753	687,455
KIDO Group Corp.	16,595	40,008
Military Commercial Joint Stock Bank(26)	1,074,787	1,711,071
Mobile World Investment Corp.	541,249	3,387,884
Phu Nhuan Jewelry JSC	232,530	1,078,701
Refrigeration Electrical Engineering Corp.(26)	352,710	1,149,695
Vietnam Dairy Products JSC	146,281	538,978
Vietnam Prosperity JSC Bank(26)	681,883	1,113,703
Vietnam Technological & Commercial Joint Stock Bank(26)	264,600	623,681

Security	Shares	Value
Vingroup JSC(26)	127,538	$549,615

Total Vietnam		$12,813,987

Total Common Stocks (identified cost $67,967,037)		$68,288,121

Reinsurance Side Cars — 0.6%

Security	Principal Amount/ Shares	Value
Eden Re II, Ltd., 0.00%, 3/20/26(1)(14)(27)	$1,100,000	$1,104,290
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(14)(27)	$1,050,000	808,500
Eden Re II, Ltd., Series 2022B, 0.00%, 3/20/26(1)(14)(27)	$2,400,000	2,409,600
Mt. Logan Re Ltd., Series A-1(14)(26)(27)(28)	4,400	4,093,172
Sussex Capital, Ltd., Designated Investment Series 16, 12/21(14)(26)(27)(28)	817	811,903
Sussex Capital, Ltd., Series 16, Preference Shares(14)(26)(27)(28)	5,500	4,643,085

Total Reinsurance Side Cars (identified cost $14,450,000)		$13,870,550

Warrants — 0.0%(17)

Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(26)	201,760	$40,887

Total Warrants (identified cost $0)		$40,887

Short-Term Investments — 26.2%

Affiliated Fund — 9.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(29)	216,062,636	$216,041,030

Total Affiliated Fund (identified cost $216,041,030)		$216,041,030

Repurchase Agreements — 2.0%

Description	Principal Amount (000’s omitted)	Value
Barclays Bank PLC:
Dated 10/25/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $610,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $811,725(30)	$857	$857,144
Dated 11/12/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $420,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $455,199(30)	488	488,250

Description	Principal Amount (000’s omitted)		Value
Dated 11/12/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $813,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $795,199(30)		$832	$832,309
Dated 1/13/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,994,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $1,780,157(30)		1,730	1,729,839
Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,292,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,051,163(30)		1,097	1,096,925
Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,937,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $1,513,620(30)		1,587	1,587,265
JPMorgan Chase Bank, N.A.:
Dated 1/10/22 with an interest rate of 0.10% payable by the Portfolio, collateralized by $3,463,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $4,403,053(30)		4,632	4,631,656
Nomura International PLC:
Dated 12/6/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $10,344,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $13,151,945(30)		14,478	14,477,979
Dated 12/14/21 with an interest rate of 0.15% payable by the Portfolio, collateralized by $3,304,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $3,580,901(30)		4,170	4,169,505
Dated 12/14/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $6,760,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $8,995,507(30)		10,358	10,357,782
Dated 1/18/22 with an interest rate of 0.15% payable by the Portfolio, collateralized by $2,967,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $3,215,658(30)		3,490	3,489,934
Dated 1/18/22 with an interest rate of 0.30% payable by the Portfolio, collateralized by $2,973,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $3,956,160(30)		4,303	4,303,417

Total Repurchase Agreements (identified cost $48,022,005)			$48,022,005

Sovereign Government Securities — 6.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.5%
Egypt Treasury Bill:
0.00%, 2/15/22	EGP	292,925	$18,573,756
0.00%, 3/29/22	EGP	322,375	20,227,359
0.00%, 4/12/22	EGP	565,300	35,312,262
0.00%, 5/17/22	EGP	297,400	18,386,525
0.00%, 6/21/22	EGP	50,300	3,073,732
0.00%, 6/28/22	EGP	195,550	11,921,235

Total Egypt			$107,494,869

Security	Principal Amount (000’s omitted)		Value
Uganda — 2.0%
Uganda Treasury Bill:
0.00%, 2/24/22	UGX	32,801,000	$9,318,749
0.00%, 3/10/22	UGX	26,067,200	7,409,476
0.00%, 3/24/22	UGX	5,022,600	1,424,182
0.00%, 4/7/22	UGX	7,437,500	2,104,253
0.00%, 4/21/22	UGX	1,487,500	419,839
0.00%, 5/5/22	UGX	8,330,000	2,343,472
0.00%, 5/19/22	UGX	2,305,600	644,845
0.00%, 6/3/22	UGX	22,454,400	6,269,751
0.00%, 6/16/22	UGX	28,620,100	7,960,799
0.00%, 6/23/22	UGX	6,727,400	1,867,321
0.00%, 7/7/22	UGX	24,047,800	6,650,422

Total Uganda			$46,413,109

Total Sovereign Government Securities (identified cost $152,095,842)			$153,907,978

U.S. Treasury Obligations — 8.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 2/3/22(31)		$150,000	$149,999,760
0.00%, 2/10/22(31)		28,840	28,839,800
0.00%, 3/3/22(31)		26,060	26,059,348

Total U.S. Treasury Obligations (identified cost $204,898,767)			$204,898,908

Total Short-Term Investments (identified cost $621,057,644)			$622,869,921

Total Purchased Options and Swaptions — 0.0%(17) (identified cost $2,850,379)			$248,491

Total Investments — 93.0% (identified cost $2,299,255,658)			$2,213,340,211

Securities Sold Short — (2.0)%

Common Stocks — (0.2)%

Security	Shares		Value
New Zealand — (0.2)%
a2 Milk Co., Ltd. (The)(25)		(70,300)	$(259,232)
Auckland International Airport, Ltd.(25)		(112,900)	(535,924)
Contact Energy, Ltd.		(73,100)	(378,931)
Fisher & Paykel Healthcare Corp., Ltd.		(54,500)	(1,002,720)
Fletcher Building, Ltd.		(77,200)	(328,337)

Security	Shares		Value
Infratil, Ltd.		(67,400)	$(336,368)
Mainfreight, Ltd.		(8,000)	(441,456)
Meridian Energy, Ltd.		(115,500)	(332,937)
Ryman Healthcare, Ltd.		(32,692)	(213,767)
Spark New Zealand, Ltd.		(175,400)	(501,316)

Total New Zealand			(4,330,988)

Total Common Stocks (proceeds $4,573,192)			$(4,330,988)

Foreign Corporate Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Chile — (0.3)%
Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(10)	USD	(6,691)	$(7,108,645)

Total Chile			$(7,108,645)

China — (0.2)%
Country Garden Holdings Co., Ltd.:
2.70%, 7/12/26(10)	USD	(1,937)	$(1,510,860)
3.125%, 10/22/25(10)	USD	(1,292)	(1,040,060)
7.25%, 4/8/26(10)	USD	(1,994)	(1,734,780)

Total China			$(4,285,700)

Total Foreign Corporate Bonds (proceeds $12,680,524)			$(11,394,345)

Sovereign Government Bonds — (1.3)%

Security	Principal Amount (000’s omitted)		Value
Peru — (0.6)%
Peruvian Government International Bond:
3.55%, 3/10/51	USD	(813)	$(783,895)
5.625%, 11/18/50	USD	(10,343)	(13,645,416)

Total Peru			$(14,429,311)

Qatar — (0.7)%
Qatar Government International Bond, 4.817%, 3/14/49(10)	USD	(13,807)	$(17,301,897)

Total Qatar			$(17,301,897)

Total Sovereign Government Bonds (proceeds $32,841,352)			$(31,731,208)

Total Securities Sold Short (proceeds $50,095,068)			$(47,456,541)

Other Assets, Less Liabilities — 9.0%			$213,486,267

Net Assets — 100.0%			$2,379,369,937

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $68,819,568 or 2.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(7)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(9)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2022 of all interest only securities comprising the certificate.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $553,039,815 or 23.2% of the Portfolio’s net assets.

(11)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at January 31, 2022.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)	Amount is less than 0.05%.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.

(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(20)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(21)	Fixed-rate loan.

(22)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(23)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(24)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(26)	Non-income producing security.

(27)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(28)	Restricted security.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(17)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	487,830,000	2/10/22	$0
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	129,130,000	2/16/22	207
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	129,130,000	2/21/22	7,374
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	99,000,000	2/23/22	6,182
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	129,130,000	2/23/22	13,023

Total					$26,786

Purchased Call Options — 0.0%(17)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$151,589
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	70,116

Total						$221,705

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	8,678,000	USD	1,525,614	2/2/22	$108,630
BRL	7,600,000	USD	1,329,266	2/2/22	101,969
BRL	2,300,000	USD	404,996	2/2/22	28,141
BRL	1,500,000	USD	263,092	2/2/22	19,388
BRL	5,600,000	USD	1,045,283	2/2/22	9,311
BRL	4,700,000	USD	877,291	2/2/22	7,815
BRL	3,541,000	USD	660,955	2/2/22	5,887
BRL	2,900,000	USD	541,307	2/2/22	4,822
BRL	1,437,000	USD	268,227	2/2/22	2,389
BRL	1,100,000	USD	205,323	2/2/22	1,829
BRL	800,000	USD	149,326	2/2/22	1,330
USD	148,524	BRL	800,000	2/2/22	(2,133)
USD	279,987	BRL	1,500,000	2/2/22	(2,494)
USD	429,313	BRL	2,300,000	2/2/22	(3,824)
USD	202,737	BRL	1,100,000	2/2/22	(4,416)
USD	657,271	BRL	3,541,000	2/2/22	(9,571)
USD	535,352	BRL	2,900,000	2/2/22	(10,777)
USD	1,418,599	BRL	7,600,000	2/2/22	(12,636)
USD	1,619,816	BRL	8,678,000	2/2/22	(14,429)
USD	251,143	BRL	1,437,000	2/2/22	(19,474)
USD	865,323	BRL	4,700,000	2/2/22	(19,783)
USD	1,031,308	BRL	5,600,000	2/2/22	(23,287)
INR	435,200,000	USD	5,800,501	2/3/22	31,012
NZD	21,687,240	USD	14,222,492	2/3/22	47,543
NZD	12,841,060	USD	8,421,167	2/3/22	28,150
NZD	2,855,928	USD	1,918,470	2/3/22	(39,291)
PHP	1,944,762,633	USD	37,983,645	2/3/22	167,657
PHP	2,274,338	USD	44,770	2/3/22	(154)
USD	5,804,532	INR	435,200,000	2/3/22	(26,981)
USD	15,527,131	NZD	21,687,240	2/3/22	1,257,096
USD	9,193,647	NZD	12,841,060	2/3/22	744,329
USD	1,872,918	NZD	2,855,928	2/3/22	(6,261)
USD	38,282,729	PHP	1,944,762,633	2/3/22	131,427
USD	44,421	PHP	2,274,338	2/3/22	(196)
RUB	196,800,000	USD	2,683,078	2/8/22	(141,733)
RUB	512,835,582	USD	7,022,692	2/8/22	(400,272)
RUB	9,100,000	USD	123,971	2/9/22	(6,496)
RUB	13,618,384	USD	185,907	2/9/22	(10,103)
RUB	16,300,000	USD	222,632	2/9/22	(12,210)
RUB	16,300,000	USD	222,688	2/9/22	(12,266)
RUB	79,578,492	USD	1,084,824	2/9/22	(57,521)
AUD	15,622,527	USD	11,560,295	2/10/22	(514,098)
INR	171,512,600	USD	2,287,750	2/10/22	9,053
INR	74,770,000	USD	997,266	2/10/22	4,013
INR	4,850,500	USD	64,695	2/10/22	260
RUB	1,750,000,000	USD	23,454,861	2/10/22	(870,667)
RUB	197,400,000	USD	2,608,420	2/16/22	(65,699)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
RUB	212,600,000	USD	2,815,286	2/16/22	$(76,773)
RUB	369,300,000	USD	5,006,426	2/16/22	(249,451)
USD	4,235,059	RUB	312,400,000	2/16/22	211,017
RUB	1,147,430,000	USD	15,411,675	2/17/22	(636,179)
AUD	40,400,000	USD	29,479,476	2/22/22	(912,731)
NOK	32,900,000	USD	3,729,398	2/22/22	(31,578)
USD	12,988,482	AUD	17,800,000	2/22/22	402,144
USD	8,789	IDR	126,136,666	2/22/22	10
USD	61,130	IDR	880,453,982	2/22/22	(148)
USD	661,997	IDR	9,537,386,398	2/22/22	(1,786)
USD	11,484,870	NZD	16,436,778	2/22/22	672,659
USD	9,640,930	NZD	13,797,790	2/22/22	564,661
IDR	24,335,800,000	USD	1,692,454	2/23/22	1,353
IDR	27,664,200,000	USD	1,928,894	2/23/22	(3,426)
USD	2,116,104	ZAR	33,624,471	2/23/22	(65,202)
USD	2,895,676	ZAR	46,011,706	2/23/22	(89,223)
IDR	7,959,218,745	USD	554,109	2/25/22	(80)
USD	2,927,279	ZAR	46,704,738	2/25/22	(101,721)
USD	10,155,359	ZAR	162,028,752	2/25/22	(352,893)
PEN	16,500,000	USD	4,292,404	2/28/22	(14,951)
USD	43,907,141	PHP	2,231,800,000	2/28/22	297,145
BRL	8,800,000	USD	1,529,627	3/3/22	115,741
BRL	5,600,000	USD	1,024,159	3/3/22	22,893
BRL	2,900,000	USD	531,635	3/3/22	10,588
BRL	1,100,000	USD	201,321	3/3/22	4,350
BRL	800,000	USD	147,484	3/3/22	2,095
INR	597,392,000	USD	7,891,406	3/7/22	87,971
CLP	285,787,000	USD	336,418	3/8/22	18,878
INR	123,000,000	USD	1,619,815	3/8/22	22,824
PEN	6,695,163	USD	1,633,226	3/9/22	101,384
PEN	9,880,000	USD	2,561,796	3/9/22	(2,046)
USD	3,215,872	ZAR	51,756,236	3/9/22	(134,998)
ZAR	57,824,557	USD	3,592,926	3/9/22	150,826
COP	5,391,384,398	USD	1,354,691	3/10/22	5,038
COP	5,519,385,602	USD	1,387,456	3/10/22	4,556
PEN	15,971,885	USD	3,886,671	3/10/22	251,112
USD	827,068	PEN	3,300,000	3/10/22	(27,852)
ZAR	79,300,000	USD	4,921,645	3/14/22	208,817
CLP	1,397,000,000	USD	1,628,530	3/15/22	106,592
CLP	1,047,900,000	USD	1,220,504	3/15/22	81,024
RUB	31,100,000	USD	414,946	3/15/22	(17,373)
RUB	32,400,000	USD	432,123	3/15/22	(17,932)
RUB	79,140,000	USD	1,054,261	3/15/22	(42,561)
RUB	105,100,000	USD	1,401,203	3/15/22	(57,639)
COP	4,132,600,000	USD	1,038,814	3/16/22	2,704
COP	4,676,630,000	USD	1,178,476	3/16/22	151
EUR	490,781	USD	555,062	3/16/22	(3,183)
EUR	1,006,329	USD	1,138,135	3/16/22	(6,527)
EUR	1,250,000	USD	1,413,721	3/16/22	(8,107)
EUR	3,300,000	USD	3,732,224	3/16/22	(21,402)
EUR	3,600,000	USD	4,071,517	3/16/22	(23,348)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	4,483,000	USD	5,070,169	3/16/22	$(29,074)
EUR	4,688,275	USD	5,302,331	3/16/22	(30,406)
EUR	5,070,647	USD	5,734,784	3/16/22	(32,886)
EUR	10,126,779	USD	11,453,153	3/16/22	(65,677)
EUR	11,485,428	USD	12,989,754	3/16/22	(74,489)
EUR	18,080,084	USD	20,448,156	3/16/22	(117,258)
EUR	71,429,674	USD	80,785,307	3/16/22	(463,257)
RUB	85,800,000	USD	1,144,519	3/16/22	(47,952)
RUB	102,000,000	USD	1,360,967	3/16/22	(57,356)
RUB	118,274,100	USD	1,576,469	3/16/22	(64,866)
RUB	122,500,000	USD	1,631,100	3/16/22	(65,488)
USD	107,482,773	EUR	95,035,344	3/16/22	616,351
USD	91,033,517	EUR	80,491,053	3/16/22	522,024
USD	72,604,743	EUR	64,196,490	3/16/22	416,346
USD	42,468,180	EUR	37,550,000	3/16/22	243,530
USD	39,811,141	EUR	35,200,668	3/16/22	228,294
USD	39,496,587	EUR	34,922,542	3/16/22	226,490
USD	35,173,380	EUR	31,100,000	3/16/22	201,699
USD	29,915,809	EUR	26,451,301	3/16/22	171,550
USD	18,774,216	EUR	16,600,000	3/16/22	107,659
USD	18,164,673	EUR	16,061,047	3/16/22	104,164
USD	11,533,675	EUR	10,197,976	3/16/22	66,139
USD	8,183,010	EUR	7,235,347	3/16/22	46,925
USD	7,675,659	EUR	6,786,752	3/16/22	44,015
USD	7,665,894	EUR	6,778,118	3/16/22	43,959
USD	5,080,279	EUR	4,491,939	3/16/22	29,132
USD	4,986,815	EUR	4,409,299	3/16/22	28,596
USD	4,528,052	EUR	4,003,664	3/16/22	25,966
USD	4,071,517	EUR	3,600,000	3/16/22	23,348
USD	3,166,735	EUR	2,800,000	3/16/22	18,159
USD	1,138,135	EUR	1,006,329	3/16/22	6,527
USD	249,695	EUR	220,778	3/16/22	1,432
USD	974,833	ZAR	15,793,764	3/16/22	(46,681)
CLP	1,456,013,000	USD	1,691,858	3/17/22	116,067
RUB	105,100,000	USD	1,399,466	3/17/22	(56,567)
RUB	105,000,000	USD	1,398,938	3/17/22	(57,318)
RUB	110,771,319	USD	1,476,839	3/17/22	(61,477)
USD	6,937,031	ZAR	113,836,864	3/18/22	(423,634)
AUD	5,930,000	USD	4,283,405	3/21/22	(89,668)
AUD	17,650,000	USD	12,749,089	3/21/22	(266,888)
NZD	65,697	USD	43,302	3/21/22	(108)
NZD	1,365,658	USD	912,437	3/21/22	(14,554)
NZD	2,500,000	USD	1,679,613	3/21/22	(35,930)
NZD	6,170,000	USD	4,195,045	3/21/22	(138,437)
USD	14,618,065	NZD	21,500,000	3/21/22	482,398
RUB	87,500,000	USD	1,154,705	3/23/22	(38,346)
RUB	190,500,000	USD	2,537,138	3/23/22	(106,664)
USD	25,558,116	ZAR	419,498,131	3/25/22	(1,539,343)
ZAR	193,872,974	USD	11,811,800	3/25/22	711,414
PEN	8,240,000	USD	2,136,929	3/31/22	(5,208)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	4,700,000	USD	851,881	4/4/22	$19,086
USD	1,931,986	ZAR	31,041,215	4/4/22	(70,252)
USD	16,948,930	ZAR	272,318,462	4/4/22	(616,310)
USD	18,907,350	ZAR	302,640,502	4/6/22	(782,988)
USD	6,139,112	ZAR	100,000,000	4/7/22	(308,457)
USD	8,250,967	ZAR	134,400,000	4/7/22	(414,566)
PEN	10,502,952	USD	2,630,012	4/11/22	84,754
PEN	6,720,000	USD	1,681,682	4/11/22	55,280
PEN	6,080,000	USD	1,520,760	4/11/22	50,776
PEN	5,440,000	USD	1,360,170	4/11/22	45,942
USD	6,205,310	ZAR	99,592,120	4/11/22	(212,395)
USD	9,281,909	ZAR	148,970,000	4/11/22	(317,701)
RUB	84,600,000	USD	1,105,328	4/14/22	(32,317)
RUB	294,836,586	USD	3,851,480	4/14/22	(111,967)
IDR	311,844,741,769	USD	21,643,860	4/18/22	(15,877)
USD	19,188,233	IDR	276,464,060,024	4/18/22	14,075
USD	2,407,478	JPY	273,985,441	4/18/22	24,518
KRW	11,244,480,000	USD	9,403,941	4/25/22	(91,723)
NZD	5,536,328	USD	3,708,952	4/26/22	(71,819)
USD	2,946,300	IDR	42,529,837,054	4/26/22	(906)
USD	2,304,290	IDR	33,330,404,765	4/26/22	(5,419)
USD	16,571,286	NZD	24,735,847	4/26/22	320,880
CLP	3,297,100,000	USD	4,058,669	4/27/22	9,583
CLP	513,990,000	USD	635,251	4/27/22	(1,045)
CLP	522,700,000	USD	646,720	4/27/22	(1,767)
PEN	2,400,000	USD	621,038	4/27/22	(1,563)
PEN	11,100,000	USD	2,871,333	4/28/22	(6,516)
INR	435,200,000	USD	5,733,785	5/2/22	31,217
NZD	2,855,928	USD	1,869,622	5/2/22	6,343
USD	8,406,349	NZD	12,841,060	5/2/22	(28,519)
USD	14,197,465	NZD	21,687,240	5/2/22	(48,166)
BRL	7,000,000	USD	1,254,674	5/3/22	32,565
BRL	6,900,000	USD	1,237,444	5/3/22	31,405
BRL	7,700,000	USD	1,386,638	5/3/22	29,324
BRL	4,400,000	USD	790,253	5/3/22	18,869
BRL	3,541,000	USD	642,029	5/3/22	9,130
PHP	2,274,338	USD	44,046	5/3/22	125
USD	37,663,651	PHP	1,944,762,633	5/3/22	(107,164)

					$(1,038,211)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,830,959	PLN	8,500,000	UBS AG	2/4/22	$—	$(25,664)
EUR	1,454,324	USD	1,645,905	Bank of America, N.A.	2/4/22	—	(11,979)
EUR	1,250,000	USD	1,413,142	Standard Chartered Bank	2/4/22	—	(8,774)
EUR	4,226,131	USD	4,805,446	Standard Chartered Bank	2/4/22	—	(57,410)
PLN	7,900,765	EUR	1,705,328	Bank of America, N.A.	2/4/22	19,980	—
PLN	7,898,355	EUR	1,705,127	Citibank, N.A.	2/4/22	19,616	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	7,900,765	EUR	1,704,896	HSBC Bank USA, N.A.	2/4/22	$20,466	$—
PLN	52,800,000	EUR	11,402,410	Standard Chartered Bank	2/4/22	126,924	—
PLN	33,511,115	EUR	7,237,665	Standard Chartered Bank	2/4/22	79,678	—
PLN	10,500,000	EUR	2,267,774	Standard Chartered Bank	2/4/22	24,960	—
USD	121,209	EUR	107,100	Bank of America, N.A.	2/4/22	882	—
USD	2,175,517	EUR	1,920,460	Standard Chartered Bank	2/4/22	17,890	—
USD	246,897	EUR	217,132	Standard Chartered Bank	2/4/22	2,950	—
USD	1,212,175	UAH	33,890,000	Goldman Sachs International	2/7/22	20,496	—
KES	344,850,000	USD	2,919,983	Standard Chartered Bank	2/8/22	112,401	—
USD	3,035,651	KES	344,850,000	Standard Chartered Bank	2/8/22	3,267	—
USD	664,745	UYU	29,526,000	HSBC Bank USA, N.A.	2/9/22	—	(3,963)
USD	1,012,303	UYU	45,500,000	HSBC Bank USA, N.A.	2/9/22	—	(18,187)
UYU	75,026,000	USD	1,659,353	HSBC Bank USA, N.A.	2/9/22	39,845	—
AED	123,600,000	USD	33,649,134	Standard Chartered Bank	2/10/22	1,392	—
AED	88,000,000	USD	23,957,965	Standard Chartered Bank	2/10/22	338	—
USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(285,673)
USD	790,767	UAH	21,240,000	Bank of America, N.A.	2/10/22	45,027	—
USD	1,964,671	UAH	52,830,000	Goldman Sachs International	2/10/22	109,801	—
USD	13,898,946	UAH	388,892,500	Goldman Sachs International	2/11/22	251,726	—
EUR	670,218	HUF	247,000,000	Citibank, N.A.	2/14/22	—	(26,486)
EUR	973,903	HUF	359,900,000	Goldman Sachs International	2/14/22	—	(41,583)
HUF	152,000,000	EUR	416,778	Bank of America, N.A.	2/14/22	11,426	—
HUF	116,000,000	EUR	318,137	Bank of America, N.A.	2/14/22	8,642	—
HUF	1,085,000,000	EUR	2,980,393	Citibank, N.A.	2/14/22	75,534	—
HUF	400,000,000	EUR	1,067,847	Citibank, N.A.	2/14/22	62,587	—
HUF	499,600,000	EUR	1,372,354	Citibank, N.A.	2/14/22	34,781	—
HUF	145,200,000	EUR	399,325	Citibank, N.A.	2/14/22	9,575	—
HUF	116,200,000	EUR	319,598	Citibank, N.A.	2/14/22	7,631	—
HUF	1,026,000,000	EUR	2,812,037	Standard Chartered Bank	2/14/22	78,492	—
HUF	152,000,000	EUR	417,185	Standard Chartered Bank	2/14/22	10,969	—
HUF	242,600,000	EUR	657,943	UBS AG	2/14/22	26,392	—
USD	5,019,907	GBP	3,700,000	Standard Chartered Bank	2/14/22	44,162	—
USD	4,453,272	UAH	124,892,000	Bank of America, N.A.	2/14/22	77,089	—
ZAR	15,800,000	USD	996,978	Standard Chartered Bank	2/15/22	29,170	—
ZAR	15,200,000	USD	959,996	Standard Chartered Bank	2/15/22	27,184	—
USD	297,362	ZAR	4,600,000	Standard Chartered Bank	2/17/22	—	(1,305)
USD	1,537,340	ZAR	23,736,413	Standard Chartered Bank	2/17/22	—	(3,811)
USD	1,629,026	ZAR	25,200,000	Standard Chartered Bank	2/17/22	—	(7,151)
USD	8,320,701	ZAR	128,470,980	Standard Chartered Bank	2/17/22	—	(20,624)
USD	2,384,065	ZAR	38,300,000	Standard Chartered Bank	2/17/22	—	(102,666)
ZAR	26,383,746	USD	1,644,240	Standard Chartered Bank	2/17/22	68,796	—
ZAR	25,900,000	USD	1,614,191	Standard Chartered Bank	2/17/22	67,436	—
CZK	145,600,000	EUR	5,725,240	Standard Chartered Bank	2/18/22	276,600	—
CZK	139,300,000	EUR	5,479,927	Standard Chartered Bank	2/18/22	261,919	—
CZK	48,900,000	EUR	1,924,477	Standard Chartered Bank	2/18/22	91,047	—
CZK	40,800,000	EUR	1,604,217	Standard Chartered Bank	2/18/22	77,631	—
CZK	24,900,000	EUR	979,404	Standard Chartered Bank	2/18/22	46,974	—
EUR	920,001	CZK	23,300,000	Deutsche Bank AG	2/18/22	—	(39,987)
THB	346,749,893	USD	10,614,035	Standard Chartered Bank	2/18/22	—	(200,586)
USD	27,099,514	CNH	172,580,000	UBS AG	2/18/22	35,025	—
USD	78,631,071	THB	2,568,798,444	Standard Chartered Bank	2/18/22	1,485,988	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,155,548	UAH	172,540,000	Goldman Sachs International	2/18/22	$121,894	$—
CAD	3,530,000	USD	2,801,374	Bank of America, N.A.	2/22/22	—	(24,388)
CAD	4,500,000	USD	3,569,628	Bank of America, N.A.	2/22/22	—	(29,560)
CZK	12,000,000	EUR	468,155	Bank of America, N.A.	2/22/22	26,671	—
CZK	68,240,000	EUR	2,687,030	Standard Chartered Bank	2/22/22	123,809	—
CZK	48,500,000	EUR	1,908,852	Standard Chartered Bank	2/22/22	88,997	—
CZK	40,500,000	EUR	1,593,788	Standard Chartered Bank	2/22/22	74,544	—
EUR	1,030,698	CZK	25,300,000	Standard Chartered Bank	2/22/22	—	(7,149)
HUF	1,109,367,461	EUR	2,976,280	BNP Paribas	2/23/22	153,200	—
HUF	917,900,000	EUR	2,461,340	BNP Paribas	2/23/22	128,174	—
HUF	759,200,000	EUR	2,038,472	HSBC Bank USA, N.A.	2/23/22	102,996	—
HUF	759,900,000	EUR	2,041,180	HSBC Bank USA, N.A.	2/23/22	102,160	—
HUF	506,900,000	EUR	1,360,918	HSBC Bank USA, N.A.	2/23/22	68,906	—
HUF	2,527,400,000	EUR	6,780,561	Standard Chartered Bank	2/23/22	349,144	—
HUF	494,200,000	EUR	1,328,431	UBS AG	2/23/22	65,370	—
KES	377,940,000	USD	3,238,560	ICBC Standard Bank plc	2/23/22	74,617	—
KES	189,130,000	USD	1,619,264	ICBC Standard Bank plc	2/23/22	38,728	—
USD	16,787,061	IDR	241,297,208,210	Standard Chartered Bank	2/23/22	—	(7,575)
USD	6,025,988	UAH	173,910,000	Citibank, N.A.	2/24/22	—	(37,368)
IDR	98,796,441,255	USD	6,879,084	Standard Chartered Bank	2/25/22	—	(2,015)
HUF	892,210,954	EUR	2,399,569	Bank of America, N.A.	3/1/22	114,520	—
HUF	493,039,310	EUR	1,322,909	Bank of America, N.A.	3/1/22	66,771	—
HUF	880,400,000	EUR	2,363,650	HSBC Bank USA, N.A.	3/1/22	117,672	—
HUF	1,336,184,455	EUR	3,585,628	Standard Chartered Bank	3/1/22	180,488	—
EUR	838,083	HUF	300,000,000	Standard Chartered Bank	3/2/22	—	(3,270)
EUR	837,631	HUF	300,000,000	Standard Chartered Bank	3/2/22	—	(3,778)
HUF	853,700,000	EUR	2,294,875	Bank of America, N.A.	3/2/22	110,505	—
HUF	491,660,000	EUR	1,323,234	Bank of America, N.A.	3/2/22	61,868	—
HUF	422,700,000	EUR	1,137,291	Bank of America, N.A.	3/2/22	53,581	—
HUF	211,300,000	EUR	568,452	Citibank, N.A.	3/2/22	26,851	—
KES	342,450,000	USD	2,919,437	Standard Chartered Bank	3/2/22	78,298	—
USD	3,007,905	KES	342,450,000	Standard Chartered Bank	3/2/22	10,170	—
KES	341,700,000	USD	2,919,265	Standard Chartered Bank	3/4/22	70,555	—
USD	2,996,054	KES	341,700,000	Standard Chartered Bank	3/4/22	6,234	—
USD	192,460	ZAR	3,100,000	Citibank, N.A.	3/7/22	—	(8,301)
USD	862,968	ZAR	13,900,000	Citibank, N.A.	3/7/22	—	(37,223)
USD	2,226,173	ZAR	35,850,759	Citibank, N.A.	3/7/22	—	(95,590)
USD	9,705,478	ZAR	156,299,039	Citibank, N.A.	3/7/22	—	(416,743)
KES	345,950,000	USD	2,963,677	Standard Chartered Bank	3/8/22	60,601	—
USD	710,150	KES	80,950,000	Standard Chartered Bank	3/8/22	2,489	—
USD	2,309,368	KES	265,000,000	Standard Chartered Bank	3/8/22	—	(7,248)
EUR	943,613	PLN	4,300,000	Standard Chartered Bank	3/10/22	9,858	—
EUR	1,119,604	PLN	5,100,000	UBS AG	3/10/22	12,181	—
EUR	856,102	PLN	3,900,000	UBS AG	3/10/22	9,241	—
PLN	3,200,000	EUR	690,789	HSBC Bank USA, N.A.	3/10/22	5,520	—
BHD	1,325,000	USD	3,503,437	Bank of America, N.A.	3/14/22	9,879	—
SAR	30,700,000	USD	8,179,316	Standard Chartered Bank	3/14/22	1,143	—
SAR	13,700,000	USD	3,649,830	Standard Chartered Bank	3/14/22	734	—
SAR	16,200,000	USD	4,316,386	Standard Chartered Bank	3/14/22	339	—
SAR	19,200,000	USD	5,115,839	Standard Chartered Bank	3/14/22	279	—
USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(73,271)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	$—	$(191,170)
USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(450,884)
USD	4,988,579	UAH	138,682,500	Citibank, N.A.	3/14/22	193,165	—
USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(41,294)
USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(68,496)
USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(147,506)
USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(160,111)
USD	7,924,226	UAH	222,750,000	Goldman Sachs International	3/16/22	228,629	—
USD	10,228,083	UAH	287,000,000	Goldman Sachs International	3/17/22	317,099	—
USD	44,902,189	CNH	286,000,000	Goldman Sachs International	3/21/22	140,654	—
USD	9,090,037	UAH	254,921,000	Bank of America, N.A.	3/21/22	302,197	—
USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(148,676)
USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(220,040)
USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(238,043)
KES	168,900,000	USD	1,444,825	Standard Chartered Bank	4/1/22	23,746	—
USD	1,462,084	KES	168,900,000	Standard Chartered Bank	4/1/22	—	(6,486)
PLN	2,000,000	EUR	433,746	HSBC Bank USA, N.A.	4/11/22	—	(457)
PLN	1,300,000	EUR	281,985	Standard Chartered Bank	4/11/22	—	(353)
PLN	1,680,000	EUR	365,798	Standard Chartered Bank	4/11/22	—	(2,016)
PLN	12,400,000	EUR	2,688,872	Standard Chartered Bank	4/11/22	—	(2,432)
PLN	3,871,915	EUR	843,529	Standard Chartered Bank	4/11/22	—	(5,177)
PLN	24,400,000	EUR	5,294,794	Standard Chartered Bank	4/11/22	—	(9,049)
USD	10,351,979	THB	346,749,893	Standard Chartered Bank	4/11/22	—	(61,888)
SGD	17,316,306	USD	12,870,404	Citibank, N.A.	4/18/22	—	(54,717)
SGD	15,591,847	USD	11,585,603	Standard Chartered Bank	4/18/22	—	(46,176)
SGD	15,591,847	USD	11,596,849	Standard Chartered Bank	4/18/22	—	(57,421)
PLN	2,100,000	EUR	459,159	BNP Paribas	4/20/22	—	(5,207)
PLN	1,700,000	EUR	371,748	Goldman Sachs International	4/20/22	—	(4,269)
PLN	5,600,000	EUR	1,224,365	Standard Chartered Bank	4/20/22	—	(13,819)
PLN	15,700,000	EUR	3,432,922	Standard Chartered Bank	4/20/22	—	(39,111)
EUR	85,923	HUF	31,073,576	Standard Chartered Bank	4/25/22	—	(673)
HUF	1,742,540,712	EUR	4,797,192	Citibank, N.A.	4/27/22	60,228	—
HUF	1,816,459,288	EUR	4,998,606	Standard Chartered Bank	4/27/22	65,128	—
ZAR	69,500,000	USD	4,531,167	Standard Chartered Bank	4/28/22	—	(63,139)
UZS	13,647,940,000	USD	1,194,568	ICBC Standard Bank plc	5/6/22	34,300	—
KES	125,900,000	USD	1,112,387	Standard Chartered Bank	5/11/22	—	(27,886)
USD	1,077,911	KES	125,900,000	Standard Chartered Bank	5/11/22	—	(6,590)
KES	138,014,000	USD	1,213,310	ICBC Standard Bank plc	5/18/22	—	(26,220)
KES	246,500,000	USD	2,160,386	Standard Chartered Bank	5/20/22	—	(41,080)
USD	2,105,218	KES	246,500,000	Standard Chartered Bank	5/20/22	—	(14,087)
KES	250,659,000	USD	2,190,118	Standard Chartered Bank	6/6/22	—	(42,778)
USD	2,125,129	KES	250,659,000	Standard Chartered Bank	6/6/22	—	(22,211)
KES	124,110,000	USD	1,085,827	Goldman Sachs International	6/8/22	—	(23,052)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	250,440,000	USD	2,190,118	Standard Chartered Bank	6/8/22	$—	$(45,559)
USD	1,051,958	KES	124,110,000	Goldman Sachs International	6/8/22	—	(10,817)
USD	2,125,976	KES	250,440,000	Standard Chartered Bank	6/8/22	—	(18,583)
OMR	6,500,000	USD	16,822,952	Standard Chartered Bank	8/4/22	51,304	—
USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(41,024)
USD	10,343,133	OMR	4,000,000	Standard Chartered Bank	8/4/22	—	(41,024)
USD	14,980,607	OMR	5,793,450	Standard Chartered Bank	8/4/22	—	(59,418)
ZMW	17,920,000	USD	803,587	JPMorgan Chase Bank, N.A.	8/18/22	111,488	—
ZMW	13,087,000	USD	643,096	JPMorgan Chase Bank, N.A.	8/25/22	23,331	—
USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(40,918)
USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(159,582)
USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(271,328)
USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(513,621)
USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(44,749)
USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(224,482)
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(135,913)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(13,449)
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(182,417)
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(118,141)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(105,222)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(121,867)

						$7,892,945	$(5,999,956)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/15/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$4,354,087	$(154,035)
2/15/22	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,787,561	(300,403)
2/17/22	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,707,921	(219,692)
2/21/22	COP	14,324,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,628,364	(90,085)
2/21/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,354,087	(108,103)
3/3/22	COP	14,897,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,773,508	(72,697)
3/9/22	COP	15,490,780	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,923,917	(54,370)
3/10/22	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,562,928	(113,365)
3/15/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,596,828	18,131
3/17/22	COP	38,509,890	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	9,754,809	566
3/17/22	COP	28,919,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,325,526	19,127
3/17/22	COP	11,459,000	Republic of Colombia, 6.25%, 11/26/2	Goldman Sachs International	2,902,640	7,579

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/18/22	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$12,336,538	$8,031
3/21/22	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/2	Goldman Sachs International	7,847,844	51,984
3/22/22	COP	26,644,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,749,152	29,312
3/25/22	COP	19,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	4,949,710	69,529
3/25/22	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,128,489	(7,083)
3/29/22	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,107,456	17,218
3/29/22	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	12,873,320	36,869
3/30/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,596,828	28,527
3/30/22	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	8,582,205	4,291
3/31/22	COP	30,981,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,847,844	5,368

						$(823,301)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude	149	Long	1/31/22	$13,590,290	$2,338,531
Equity Futures
TOPIX Index	44	Long	3/10/22	7,332,469	(94,347)
SGX CNX Nifty Index	(259)	Short	2/24/22	(9,052,216)	(99,389)
Interest Rate Futures
Euro-Bund	(458)	Short	3/8/22	(87,013,902)	2,408,049
Euro-Buxl	(147)	Short	3/8/22	(33,574,426)	2,064,340
U.S. 2-Year Treasury Note	(151)	Short	3/31/22	(32,715,094)	251,273
U.S. 5-Year Treasury Note	(1,166)	Short	3/31/22	(138,990,844)	1,293,775
U.S. 10-Year Treasury Note	(1,197)	Short	3/22/22	(153,178,594)	1,024,562
U.S. Long Treasury Bond	(12)	Short	3/22/22	(1,867,500)	4,875
U.S. Ultra-Long Treasury Bond	(5)	Short	3/22/22	(944,687)	(2,835)

					$9,188,834

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$(73,311)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(72,254)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(72,254)
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	8,977
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	321,340
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	321,340
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	317,517
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	118,026
USD	8,640	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(105,687)
USD	42,250	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.00% (pays upon termination)	12/2/26	(472,526)
USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(137,816)
USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(138,750)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	193,064
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	53,849
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(233,480)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(457,855)
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	(108,795)

							$(538,615)

CPI-U (NSA)	—	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	—	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	166,490	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(304,086)	$—	$(304,086)
CAD	61,550	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(41,894)	—	(41,894)
CAD	91,320	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(64,261)	—	(64,261)
CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	130,121	—	130,121
CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	155,010	—	155,010
CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	185,887	—	185,887
CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	312,015	—	312,015
CNY	111,910	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	319,138	—	319,138
CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	431,406	—	431,406
CNY	162,492	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	16,463	—	16,463
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,349,814	—	1,349,814
COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	235,616	—	235,616
COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	1,644,317	—	1,644,317
COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	195,524	—	195,524
COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	192,494	—	192,494
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(810,493)	—	(810,493)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,221,548)	—	(1,221,548)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,581,451)	—	(1,581,451)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(751,773)	—	(751,773)
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	57,746	—	57,746
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	63,844	—	63,844
COP	3,307,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	57,505	—	57,505
COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	147,887	(96)	147,791

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	$127,411	$—	$127,411
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	194,238	—	194,238
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	185,477	—	185,477
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	166,635	—	166,635
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	197,339	—	197,339
COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	199,759	—	199,759
COP	11,377,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	218,607	—	218,607
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(99,536)	—	(99,536)
COP	12,137,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	74,417	—	74,417
COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	284,609	—	284,609
COP	13,905,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	235,436	—	235,436
COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	233,805	—	233,805
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	356,127	—	356,127
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	346,692	—	346,692
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	329,171	—	329,171
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	318,388	—	318,388
COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	99,054	—	99,054
COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	91,698	—	91,698
COP	15,492,290	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	258,788	—	258,788
COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	89,443	—	89,443
COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	360,331	—	360,331
COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	123,554	—	123,554
COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	431,934	—	431,934
COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	524,618	—	524,618
COP	30,984,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	540,113	—	540,113

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	$202,515	$—	$202,515
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	162,538	—	162,538
COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	326,161	—	326,161
COP	38,665,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	885,794	—	885,794
COP	78,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,790,482	—	1,790,482
COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	552,711	—	552,711
COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	574,827	—	574,827
COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	138,143	—	138,143
COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	194,307	—	194,307
COP	7,706,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	216,724	—	216,724
GBP	31,546	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	1,460,701	(537)	1,460,164
GBP	31,550	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	1,461,712	(537)	1,461,175
GBP	43,454	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	2,003,616	(745)	2,002,871
GBP	25,420	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	662,836	(729)	662,107
GBP	26,380	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	685,983	(757)	685,226
JPY	752,246	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	31,438	—	31,438
JPY	790,839	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	41,583	—	41,583
JPY	956,915	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	44,450	—	44,450
KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(300,634)	—	(300,634)
KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(483,330)	—	(483,330)
KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(704,048)	—	(704,048)
MXN	917,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	(495,352)	—	(495,352)
MXN	917,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	(531,503)	—	(531,503)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	723,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	$(1,163,975)	$—	$(1,163,975)
NZD	89,240	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(128,056)	—	(128,056)
NZD	91,380	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(142,714)	—	(142,714)
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	405,440	—	405,440
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,287,204	—	1,287,204
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	252,116	—	252,116
PLN	34,400	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	1,085,369	—	1,085,369
PLN	13,530	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	414,662	—	414,662
PLN	13,850	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	424,469	—	424,469
PLN	30,760	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	742,347	—	742,347
PLN	14,140	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	344,352	—	344,352
PLN	21,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	486,880	—	486,880
TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	46,062	—	46,062
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	78,843	—	78,843
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	92,125	—	92,125
TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	81,056	—	81,056
TWD	858,264	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	93,781	—	93,781
TWD	644,532	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	20,283	—	20,283
USD	52,200	Receives	SOFR (pays annually)	1.08% (pays annually)	11/22/26	770,539	—	770,539
USD	50,890	Receives	SOFR (pays annually)	1.06% (pays annually)	12/2/26	809,948	—	809,948
USD	12,500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	22,366	—	22,366
USD	12,400	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	24,870	—	24,870
USD	25,000	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	127,139	—	127,139

Total						$21,704,149	$(3,401)	$21,700,748

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$41,115	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(2,293,510)	$2,539,061	$245,551

Total	$41,115				$(2,293,510)	$2,539,061	$245,551

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$123,200	1.00% (pays quarterly)(1)	12/20/26	$(2,480,230)	$3,048,327	$568,097
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	25,815	(39,352)	(13,537)
Mexico	6,730	1.00% (pays quarterly)(1)	12/20/26	8,057	39,710	47,767
Philippines	37,600	1.00% (pays quarterly)(1)	12/20/26	(516,240)	879,463	363,223
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(197,792)	43,075	(154,717)
Qatar	7,630	1.00% (pays quarterly)(1)	12/20/26	(182,785)	218,065	35,280
Russia	155,000	1.00% (pays quarterly)(1)	12/20/26	8,341,348	1,059,524	9,400,872
Saudi Arabia	10,950	1.00% (pays quarterly)(1)	12/20/26	(253,883)	261,689	7,806
South Africa	40,420	1.00% (pays quarterly)(1)	12/20/26	1,950,380	(1,833,969)	116,411
South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,382,512	(2,853,193)	(470,681)
South Africa	48,939	1.00% (pays quarterly)(1)	6/20/31	6,767,975	(6,176,700)	591,275
Turkey	68,490	1.00% (pays quarterly)(1)	12/20/26	11,941,722	(8,339,322)	3,602,400

Total				$27,786,879	$(13,692,683)	$14,094,196

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$3,300	1.00% (pays quarterly)(1)	12/20/26	1.12%	$(14,341)	$15,167	$826
Vietnam	Barclays Bank PLC	8,600	1.00% (pays quarterly)(1)	12/20/26	1.12	(37,374)	(10,040)	(47,414)
Vietnam	BNP Paribas	11,600	1.00% (pays quarterly)(1)	12/20/26	1.12	(50,412)	15,271	(35,141)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$9,100	1.00% (pays quarterly)(1)	6/20/24	0.66%	$83,874	$(64,778)	$19,096
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	12/20/26	1.12	(13,472)	(4,710)	(18,182)
Vietnam	Goldman Sachs International	1,200	1.00% (pays quarterly)(1)	12/20/26	1.12	(5,215)	2,761	(2,454)
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)	12/20/26	1.12	(6,519)	—	(6,519)

Total		$38,400				$(43,459)	$(46,329)	$(89,788)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$(55,761)	$(48,511)	$(104,272)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(37,009)	(32,169)	(69,178)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	(15,297)	(79,290)	(94,587)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	24,822	(158,487)	(133,665)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(59,038)	(2,379)	(61,417)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(61,721)	697	(61,024)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(192,156)	8,685	(183,471)
Saudi Arabia	Barclays Bank PLC	21,084	1.00% (pays quarterly)(1)	6/20/31	(253,760)	(364,456)	(618,216)
Saudi Arabia	Goldman Sachs International	33,090	1.00% (pays quarterly)(1)	12/20/31	(354,663)	88,059	(266,604)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,512,708	(1,582,203)	(69,495)

Total					$508,125	$(2,170,054)	$(1,661,929)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $79,515,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	83,100	Positive Return on BofA Merrill Lynch Commodity Excess Return Strategy Index (pays upon termination)	Negative Return on BofA Merrill Lynch Commodity Excess Return Strategy Index + 0.14% (pays upon termination)	3/14/22	$(371,840)
Citibank, N.A.	KRW	24,750	Negative Return on KOSPI 200 Index Futures 3/2022 (pays upon termination)	Positive Return on KOSPI 200 Index Futures 3/2022 (pays upon termination)	3/10/22	806,179
Citibank, N.A.	USD	83,100	Positive Return on Bloomberg Commodity City Congestion Alfa Index (pays monthly)	Negative Return on Bloomberg Commodity City Congestion Alfa Index + 0.13% (pays monthly)	3/14/22	(700,340)
Citibank, N.A.	USD	51,000	Excess Return on Bloomberg Commodity ex-Natural Gas Index 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(548,742)
Citibank, N.A.	USD	26,900	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(407,869)
Citibank, N.A.	USD	44,000	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(667,144)
Citibank, N.A.	USD	107,500	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(1,629,955)
Citibank, N.A.	USD	40,000	Excess Return on Bloomberg Commodity ex-Natural Gas Index 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(610,275)

						$(4,129,986)

Abbreviations:

ADR	-	American Depositary Receipt

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment in Kind

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2022 were $70,345,734 or 3.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At January 31, 2022, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,093,172
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	—	811,903
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	4,643,085

Total Restricted Securities			$9,900,000	$9,548,160

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $216,041,030, which represents 9.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$316,227,582	$280,043,029	$(380,197,264)	$(32,317)	$—	$216,041,030	$65,966	216,062,636

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Asset-Backed Securities	$—	$45,427,257		$—	$45,427,257
Collateralized Mortgage Obligations	—	10,485,431		—	10,485,431
U.S. Government Agency Mortgage-Backed Securities	—	53,483,813		—	53,483,813
U.S. Government Guaranteed Small Business Administration Loans	—	17,041,373		—	17,041,373
Convertible Bonds	—	6,047,613		—	6,047,613
Foreign Corporate Bonds	—	176,838,344		0	176,838,344
Loan Participation Notes	—	—		49,195,780	49,195,780
Senior Floating-Rate Loans	—	5,067,215		605,970	5,673,185
Sovereign Government Bonds	—	1,041,593,324		—	1,041,593,324
Sovereign Loans	—	102,236,121		—	102,236,121
Common Stocks	8,860,719	59,147,360	*	280,042	68,288,121
Reinsurance Side Cars	—	—		13,870,550	13,870,550
Warrants	40,887	—		—	40,887
Short-Term Investments — Affiliated Fund	—	216,041,030		—	216,041,030
Repurchase Agreements	—	48,022,005		—	48,022,005
Sovereign Government Securities	—	153,907,978		—	153,907,978
U.S. Treasury Obligations	—	204,898,908		—	204,898,908
Purchased Interest Rate Swaptions	—	26,786		—	26,786
Purchased Call Options	—	221,705		—	221,705
Total Investments	$8,901,606	$2,140,486,263		$63,952,342	$2,213,340,211
Forward Foreign Currency Exchange Contracts	$—	$19,217,585		$—	$19,217,585
Non-deliverable Bond Forward Contracts	—	296,532		—	296,532
Futures Contracts	9,385,405	—		—	9,385,405
Swap Contracts	—	65,708,308		—	65,708,308
Total	$18,287,011	$2,225,708,688		$63,952,342	$2,307,948,041

Liability Description	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$(47,456,541)	$—	$(47,456,541)
Forward Foreign Currency Exchange Contracts	—	(18,362,807)	—	(18,362,807)
Non-deliverable Bond Forward Contracts	—	(1,119,833)	—	(1,119,833)
Futures Contracts	(2,835)	(193,736)	—	(196,571)
Swap Contracts	—	(22,714,725)	—	(22,714,725)
Total	$(2,835)	$(89,847,642)	$—	$(89,850,477)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Senior Floating- Rate Loans	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2021	$0	$51,240,311	$684,110	$273,212	$12,777,091	$64,974,724
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(1,918,140)	(117,906)	6,830	43,459	(1,985,757)
Cost of purchases	—	—	—	—	3,500,000	3,500,000
Proceeds from sales, including return of capital	—	—	—	—	(2,450,000)	(2,450,000)
Accrued discount (premium)	—	(126,391)	39,766	—	—	(86,625)
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—

Balance as of January 31, 2022	$0	$49,195,780	$605,970	$280,042	$13,870,550	$63,952,342

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2022	$—	$(1,918,140)	$(117,906)	$6,830	$67,469	$(1,961,747)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2022:

Type of Investment	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	49,195,780	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	6.65%	Decrease
Senior Floating-Rate Loans	605,970	Market Approach	Discount Rate	10%	Decrease
Common Stocks	280,042	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.